Nuveen Equity Market Neutral Fund
Nuveen Equity Market Neutral Fund
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation independent of the U.S. equity market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 28 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 30 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-44 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Equity Market Neutral Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Equity Market Neutral Fund		Class A	Class C	Class I
Management Fees		1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Dividend Expense on Securities Sold Short	[1]	1.30%	1.30%	1.30%
Prime Broker Expense	[2]	0.36%	0.36%	0.36%
Remainder of Other Expenses	[3]	0.24%	0.24%	0.24%
Total Other Expenses		1.90%	1.90%	1.90%
Total Annual Fund Operating Expenses		3.45%	4.20%	3.20%
Fee Waivers and/or Expense Reimbursements	[4]	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		3.31%	4.06%	3.06%
[1]	The percentages shown are estimated based on the dividend yields of the anticipated short positions.
[2]	The percentages shown are estimated prime broker fees based on the anticipated short positions.
[3]	Other Expenses are estimated assuming that the Fund's average net assets for its first fiscal year are $50 million.
[4]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation expiring July 31, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Equity Market Neutral Fund (USD $)	A	C	I
1 Year	890	408	309
3 Years	1,535	1,235	945

No Redemption
Expense Example, No Redemption Nuveen Equity Market Neutral Fund (USD $)	A	C	I
1 Year	890	408	309
3 Years	1,535	1,235	945

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the sub-adviser may adjust the Fund’s long and short positions from time to time in an attempt to maintain the desired exposure to the stock market, the Fund’s portfolio turnover rate may exceed 100%.
Principal Investment Strategies
The Fund pursues its investment objective utilizing a market neutral strategy, the goal of which is to generate absolute returns that are due primarily to stock selection, rather than the returns and direction of the stock market. The Fund implements its market neutral strategy by establishing long and short positions in a diversified portfolio of equity securities. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund's short sales) in equity securities. Substantially all of the equity securities in which the Fund takes long and short positions will be included in the Russell 1000 Index at the time of purchase.

When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. The Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. In addition, to borrow the security, the Fund may be required to pay a premium to the lender. The Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions.

The Fund's sub-adviser will invest in long positions that are expected to deliver the overall returns of the stock market, plus additional performance unique to the specific stocks purchased by the sub-adviser. The short positions selected by the sub-adviser are expected to deliver the inverse of the overall returns of the stock market, plus additional performance unique to the specific stocks sold short by the sub-adviser. The goal is that, over time, the stock market exposure of the combined long and short positions will be minimized, producing a net return due primarily to the sub-adviser's stock selection process, rather than stock market movements. At times, however, the Fund may have more exposure to the stock market (either positive or negative) in order to take advantage of market opportunities. At any time, the Fund's net long exposure to the stock market (long market value minus short market value) could range between -20% and 40%.

The Fund's sub-adviser will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio as long or short positions based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, the sub-adviser will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. The Fund's sub-adviser generally will decrease or eliminate a short or long position in a security if the security's model ranking changes significantly or research reveals a significant change in the company's fundamentals.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Equity Security Risk—The value of equity securities held in the Fund's long portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular company, industry, or sector of the market. Conversely, the value of the Fund's short positions may decline because of an increase in the equity market as a whole or because of increases in a particular company, industry, or sector of the market.

Frequent Trading Risk—The Fund's portfolio turnover rate may exceed 100%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund's performance.

Investment Strategy Risk—Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Large Cap Stock Risk—To the extent the Fund invests in large capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Market Neutral Style Risk—The Fund's market neutral strategy may cause the Fund to underperform compared to the general stock market or other equity mutual funds that do not utilize a market neutral strategy. For example, in a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. In addition, there is no guarantee that the sub-adviser will be able to construct a portfolio that limits the Fund's exposure to market movements.

Short Sales Risk—The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The use of short sales may also cause the Fund to have higher expenses than other funds.

Short sales are speculative transactions and involve special risks, including greater reliance on the sub-adviser's ability to accurately anticipate the future value of a security. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.